FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Assets
Derivative financial instruments (Note 12)	$ 313	$ 703
Prepaid Forward	16,298	34,661
Liabilities
Derivative liabilities	2,456	5,318
Recurring basis
Assets
Derivative financial instruments (Note 12)	313	703
Prepaid Forward	16,298	34,661
Total assets	16,611	35,364
Liabilities
Derivative liabilities	2,456	5,318
Total liabilities	2,456	5,318
Recurring basis | Level 2
Assets
Derivative financial instruments (Note 12)	313	703
Prepaid Forward	16,298	34,661
Total assets	16,611	35,364
Liabilities
Derivative liabilities	2,456	5,318
Total liabilities	$ 2,456	$ 5,318